[Logo – American Funds ®]

AMCAP Fund, Inc.
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email vpc@capgroup.com

Vincent P. Corti
Secretary

May 5, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AMCAP Fund, Inc
File Nos. 002-26516 and 811-01435

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on April 30, 2009 of Registrant’s Post-Effective Amendment No. 82 under the Securities Act of 1933 and Amendment No. 51 under the Investment Company Act of 1940.

Sincerely,

/s/ Vincent P. Corti
Vincent P. Corti

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